[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

May 31, 2002

Merrill Lynch
Utilities and
Telecommunications
Fund, Inc.

www.mlim.ml.com

           MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FUND, INC.

A pie graph depicting Sector Diversification as a Percentage of Equities as of May 31, 2002.

Utilities--Water                  1.9%
Utilities--Gas                    9.4%
Telecommunications               17.3%
Utilities--Electric              71.4%

A pie graph depicting Geographical Diversification as a Percentage of Equities as of May 31, 2002.

France                           0.5%
Germany                          0.5%
Italy                            0.5%
Greece                           0.6%
Mexico                           0.8%
Spain                            2.9%
United States                   94.2%

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002

DEAR SHAREHOLDER

For the six-month period ended May 31, 2002, Merrill Lynch Utilities and Telecommunications Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -3.08%, -3.49%, -3.50% and -3.30%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 4 and 5 of this report to shareholders.) The Fund modestly outperformed the broad market as measured by the unmanaged Standard & Poor's 500 (S&P 500) Index and significantly outperformed the Lipper Utility Fund Average. During the same period, the Lipper Utility Fund Average had a total return of -6.95%, while the unmanaged S&P Utility Index had a total return of -5.13% and the S&P 500 Index had a total return of -5.68%.

Both asset and sector allocation contributed to the Fund's relative outperformance for the period. The portfolio remained skewed toward investment in companies that had both defensive characteristics as well as above-market dividend yields, which entailed retaining a relative overweight in integrated but still partially regulated electric utility companies. Moreover, we continued to underweight the telecommunications sector relative to our peer funds. During the six-month period ended May 31, 2002, we reduced our overweight in utility bonds by one third, which had added substantially to last year's Fund performance. We sold bonds with longer-term maturities that were most at risk of an interest rate increase by the Federal Reserve Board.

Portfolio Matters

As of May 31, 2002, the Fund's portfolio was positioned with 80.6% of net assets invested in equities, 16.0% in utility bonds and 3.4% in cash and cash equivalents. On the equity side of the portfolio, the Fund's weighting as a percentage of equities was 71.4% in electric utilities, 9.4% in natural gas, 17.3% in telecommunications and 1.9% in water utilities. Geographically, our focus remains overweighted in the United States, while the composition of the Fund's portfolio is diversified across many states and regulatory jurisdictions.

Since December 2001, little has changed in our longer-term outlook for the utility and telecommunications sector. We continue to believe that the overall outlook is attractive. Recently, business headlines have been filled with governmental inquiries into many companies across various industries regarding accounting practices. Most of this was the result of Enron Corporation's bankruptcy as well as the rating agencies' and the Securities and Exchange Commission's apparent inability to secure necessary information. Rating agencies have begun to take a tougher stance and are in the process of publicly stating the criteria by which companies will be judged. One of the results of all this activity is that the power crisis that existed in California more than a year ago continues to resurface in the media mainly because of Enron's involvement in trading and marketing of electric power. All other companies that have operations in that market are being asked to provide documents about their trading activities. Although this type of news can create increased volatility in the near term, in the longer term the industry should benefit as the rules are determined and clarity of results increases.

The amount of new electric generation coming to the US market was curtailed with several companies announcing a postponement of some of their building plans. Furthermore, with independent power producers facing very tight financial markets, many companies announced that their electric generating plants are for sale. The more financially sound companies, which are well represented in the Fund's portfolio, believe they will be able to buy attractive assets at distressed prices later in 2002. These high-quality electric utilities also opted to increase their financial flexibility by engaging in secondary equity and convertible security offerings. This activity put some near-term pressure on these stocks, but we believe, given the investor acceptance of these offerings, that the stocks will begin to move higher. The diversification of the Fund's portfolio within the electric sector across 26 different companies helps to mitigate this near-term risk.

In the telecommunications sector, near-term performance was curtailed as investors adjusted to slower top line growth, which resulted from a weak economy and technological change. On the positive side, these companies were able to cut costs more significantly and rapidly than most investors believed, with the net outcome being that large telecommunications service companies are producing results that are in line with expectations. The Fund's three largest holdings in the telecommunications sector are BellSouth Corporation, SBC Communications Inc. and Verizon Communications. We continue to focus on the more integrated telecommunication companies that can provide customers with choice, such as whether customers select wireless over wireline or DSL instead of fixed second wireline.

In summary, there were several near-term pressures that impacted both the electric utility and telecommunications sectors. These factors made current valuation levels more attractive since most of the concerns are of a generalized nature and are not company specific. As the Securities and Exchange Commission continues to review the 500 companies in the S&P 500 Index, and more clarity and comparability of results surface, many of the accounting issues raised should be put to rest. Additionally, as the rating agencies clarify the criteria that they are using to determine the financial health of companies in the electric and telecommunications sectors, performance in these areas is likely to improve. In the interim, the current dividend yields of many of the companies within the utility and telecommunications sector are very attractive and provide some near-term support to the stocks.

In Conclusion

We appreciate your investment in Merrill Lynch Utilities and Telecommunications Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Kathleen M. Anderson

Kathleen M. Anderson
Vice President and
Senior Portfolio Manager

July 3, 2002


                                     2 & 3

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                         Ten Years/
                                                                    6-Month           12-Month         Since Inception
As of May 31, 2002                                               Total Return       Total Return        Total Return
======================================================================================================================
ML Utilities and Telecommunications Fund, Inc. Class A Shares       -3.08%             -17.97%             +144.21%
----------------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class B Shares       -3.49              -18.65              +125.88
----------------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class C Shares       -3.50              -18.66              + 88.42
----------------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class D Shares       -3.30              -18.24              + 96.05
======================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception dates are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Average Annual Total Return

                                          % Return Without       % Return With
                                            Sales Charge          Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 3/31/02                         -11.66%               -15.20%
------------------------------------------------------------------------------
Five Years Ended 3/31/02                       + 8.60                + 7.71
------------------------------------------------------------------------------
Ten Years Ended 3/31/02                        +10.47                +10.02
------------------------------------------------------------------------------

 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                              % Return              % Return
                                            Without CDSC           With CDSC**
============================================================================
Class B Shares*
============================================================================
One Year Ended 3/31/02                         -12.29%               -15.66%
----------------------------------------------------------------------------
Five Years Ended 3/31/02                       + 7.77                + 7.67
----------------------------------------------------------------------------
Ten Years Ended 3/31/02                        + 9.62                + 9.62
----------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

============================================================================
                                              % Return              % Return
                                            Without CDSC           With CDSC**
============================================================================
Class C Shares*
============================================================================
One Year Ended 3/31/02                         -12.28%               -13.12%
----------------------------------------------------------------------------
Five Years Ended 3/31/02                       + 7.78                + 7.78
----------------------------------------------------------------------------
Inception (10/21/94) through 3/31/02           + 9.58                + 9.58
----------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                          % Return Without       % Return With
                                            Sales Charge          Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 3/31/02                         -11.79%               -15.31%
------------------------------------------------------------------------------
Five Years Ended 3/31/02                       + 8.33                + 7.45
------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/02           +10.15                + 9.55
------------------------------------------------------------------------------

 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Kathleen M. Anderson, Vice President
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     4 & 5

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                            Shares                                                                        Percent of
COUNTRY          Industries                  Held                        Common Stocks                        Value       Net Assets
====================================================================================================================================
France           Utilities--Water           26,400    Suez SA                                              $    750,325         0.4%
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in France                               750,325         0.4
====================================================================================================================================
Germany          Utilities--Electric        14,800    E.On AG                                                   772,965         0.4
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Germany                              772,965         0.4
====================================================================================================================================
Greece           Utilities--Electric        70,900   +Public Power Corporation (GDR) (b)                        975,080         0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Greece                               975,080         0.5
====================================================================================================================================
Italy            Telecommunications        149,900    Telecom Italia SpA (Registered Non-Convertible)           799,694         0.4
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Italy                                799,694         0.4
====================================================================================================================================
Mexico           Telecommunications         35,000    Telefonos de Mexico SA (ADR) (a)                        1,218,000         0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Mexico                             1,218,000         0.6
====================================================================================================================================
Spain            Utilities--Electric       323,500    Iberdrola SA                                            4,503,466         2.4
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Spain                              4,503,466         2.4
====================================================================================================================================
United States    Telecommunications         51,000    ALLTEL Corporation                                      2,625,990         1.3
                                           139,000    AT&T Corp.                                              1,663,830         0.9
                                           136,108   +AT&T Wireless Services Inc.                             1,103,836         0.6
                                           183,600    BellSouth Corporation                                   6,110,208         3.2
                                            36,900    CenturyTel, Inc.                                        1,143,900         0.6
                                            45,300   +Comcast Corporation (Class A)                           1,275,195         0.6
                                           155,700   +Lucent Technologies Inc.                                  724,005         0.4
                                           166,700    SBC Communications Inc.                                 5,716,143         3.0
                                            83,149    Sprint Corporation (Units)                              1,134,984         0.6
                                            77,600    Verizon Communications                                  3,336,800         1.7
                                                                                                           ------------        -----
                                                                                                             24,834,891        12.9
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric       171,400    Allegheny Energy, Inc.                                  6,158,402         3.2
                                            28,600    Ameren Corporation                                      1,250,392         0.6
                                            88,500    American Electric Power Company, Inc.                   3,781,605         2.0
                                            36,800    CMS Energy Corporation                                    664,608         0.3
                                           188,962    Cinergy Corp.                                           6,887,665         3.6
                                            96,000    Cleco Corporation                                       2,223,360         1.1
                                           159,800    Constellation Energy Group                              4,837,146         2.5
                                           153,000    DPL Inc.                                                4,048,380         2.1
                                           150,300    DTE Energy Company                                      7,034,040         3.6
                                            91,037    Dominion Resources, Inc.                                5,897,377         3.1
                                           258,000    Duke Energy Corporation                                 8,258,580         4.3
                                            68,900   +Edison International                                    1,285,674         0.7
                                           212,000    Energy East Corporation                                 4,897,200         2.5
                                            31,900    Entergy Corporation                                     1,402,962         0.7
                                            43,000    Exelon Corporation                                      2,300,070         1.2
                                           131,000    FPL Group, Inc.                                         8,251,690         4.3
                                            67,200    FirstEnergy Corp.                                       2,319,072         1.2
                                            94,000   +Mirant Corporation                                        893,000         0.5
                                            87,200    NSTAR                                                   4,185,600         2.2
                                           118,000    PPL Corporation                                         4,176,020         2.2
                                           105,500    Pinnacle West Capital Corporation                       4,231,605         2.2
                                           132,400    Public Service Enterprise Group Incorporated            5,995,072         3.1
                                           109,700   +Reliant Resources, Inc.                                 1,036,665         0.5
                                           138,000    SCANA Corporation                                       4,313,880         2.2
                                           116,000    TXU Corp.                                               5,954,280         3.1
                                           116,300    Xcel Energy, Inc.                                       2,499,287         1.3
                                                                                                           ------------        -----
                                                                                                            104,783,632        54.3
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas             36,300    Dynegy Inc. (Class A)                                     322,707         0.2
                                            18,400    EOG Resources, Inc.                                       754,400         0.4
                                           140,000    El Paso Corporation                                     3,591,000         1.9
                                           165,200    National Fuel Gas Company                               3,837,596         2.0
                                           115,500    New Jersey Resources Corporation                        3,522,750         1.8
                                            35,700    NiSource Inc.                                             865,011         0.4
                                            69,000    Vectren Corporation                                     1,739,490         0.9
                                                                                                           ------------        -----
                                                                                                             14,632,954         7.6
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Water           50,100    American Water Works Company, Inc.                      2,179,851         1.1
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the United States                146,431,328        75.9
====================================================================================================================================
                                                      Total Investments in Common Stocks
                                                      (Cost--$139,364,748)                                  155,450,858        80.6
====================================================================================================================================

                                           Face
                                          Amount                Fixed Income Securities
====================================================================================================================================
United Kingdom   Utilities--Electric    $2,000,000    TXU Eastern Funding Company, 6.45% due 5/15/2005        2,059,062         1.1
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the United Kingdom                 2,059,062         1.1
====================================================================================================================================
United States    Telecommunications      2,000,000    GTE Corp., 6.36% due 4/15/2006                          2,072,140         1.1
                                         2,000,000    MCI WorldCom Inc., 7.75% due 4/01/2007                  1,080,000         0.5
                                         2,000,000    US West Capital Funding Inc., 6.375% due 7/15/2008      1,485,326         0.8
                                         1,000,000    United Telephone of Florida, Series FF, 6.875% due
                                                      7/15/2013                                               1,006,266         0.5
                                                                                                           ------------        -----
                                                                                                              5,643,732         2.9
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric     1,000,000    Alabama Power Co., Series G, 5.375% due 10/01/2008        973,763         0.5
                                         8,000,000    DPL Inc., 8.25% due 3/01/2007                           8,573,160         4.5
                                         8,000,000    Niagara Mohawk Power Corp., 7.75% due 10/01/2008        8,869,728         4.6
                                         1,000,000    Public Service Company of Colorado, Series 1,
                                                      6.375% due 11/01/2005                                   1,035,577         0.5
                                                                                                           ------------        -----
                                                                                                             19,452,228        10.1
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas          1,500,000    ENSERCH Corporation, 6.375% due 2/01/2004               1,552,737         0.8
                                         2,150,000    Williams Companies Inc., 6.625% due 11/15/2004          2,134,099         1.1
                                                                                                           ------------        -----
                                                                                                              3,686,836         1.9
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the United States                 28,782,796        14.9
====================================================================================================================================
                                                      Total Fixed Income Securities (Cost--$31,508,081)      30,841,858        16.0
====================================================================================================================================


                                     6 & 7

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

SHORT-TERM                                 Face                                                                           Percent of
SECURITIES                                Amount               Short-Term Securities                          Value       Net Assets
====================================================================================================================================
                 Commercial Paper*      $6,544,000    General Motors Acceptance Corp., 1.91% due
                                                      6/03/2002                                            $  6,543,306         3.4%
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Short-Term Securities
                                                      (Cost--$6,543,306)                                      6,543,306         3.4
====================================================================================================================================
                 Total Investments (Cost--$177,416,135)                                                     192,836,022       100.0
                 Liabilities In Excess of Other Assets                                                             (770)        0.0
                                                                                                           ------------       ------
                 Net Assets                                                                                $192,835,252       100.0%
                                                                                                           ============       ======
====================================================================================================================================

(a)   American Depositary Receipts (ADR).
(b)   Global Depositary Receipts (GDR).
  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
  +   Non-income producing security.

      See Notes to Financial Statements.

PORTFOLIO INFORMATION

As of May 31, 2002
================================================================================
Ten Largest Holdings                                                  Percent of
(Equity Investments)                                                  Net Assets
Duke Energy Corporation .............................................    4.3%
FPL Group, Inc. .....................................................    4.3
DTE Energy Company ..................................................    3.6
Cinergy Corp. .......................................................    3.6
Allegheny Energy, Inc. ..............................................    3.2
BellSouth Corporation ...............................................    3.2
Public Service Enterprise Group Incorporated ........................    3.1
TXU Corp. ...........................................................    3.1
Dominion Resources, Inc. ............................................    3.1
SBC Communications Inc. .............................................    3.0

STATEMENT OF ASSETS AND LIABILITIES

              As of May 31, 2002
============================================================================================================================
Assets:       Investments, at value (including securities loaned of $25,121,431)
              (identified cost--$177,416,135) .................................................                $ 192,836,022
              Investments held as collateral for loaned securities, at value ..................                   26,066,100
              Receivables:
                 Interest .....................................................................   $  443,339
                 Dividends ....................................................................      344,330
                 Capital shares sold ..........................................................       96,093
                 Loaned securities ............................................................        9,309         893,071
                                                                                                  ----------
              Prepaid registration fees and other assets ......................................                       52,285
                                                                                                               -------------
              Total assets ....................................................................                  219,847,478
                                                                                                               -------------
============================================================================================================================
Liabilities:  Collateral on securities loaned, at value .......................................                   26,066,100
              Payables:
                 Capital shares redeemed ......................................................      615,778
                 Distributor ..................................................................       93,994
                 Investment adviser ...........................................................       90,631         800,403
                                                                                                  ----------
              Accrued expenses and other liabilities ..........................................                      145,723
                                                                                                               -------------
              Total liabilities ...............................................................                   27,012,226
                                                                                                               -------------
============================================================================================================================
Net Assets:   Net assets ......................................................................                $ 192,835,252
                                                                                                               =============
============================================================================================================================
Net Assets    Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                $     281,981
Consist of:   Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                    1,297,046
              Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                      145,877
              Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                      402,609
              Paid-in capital in excess of par ................................................                  197,397,166
              Undistributed investment income--net ............................................                      362,926
              Accumulated realized capital losses on investments and foreign currency
              transactions--net ...............................................................                  (22,472,390)
              Unrealized appreciation on investments and foreign currency transactions--net ...                   15,420,037
                                                                                                               -------------
              Net assets ......................................................................                $ 192,835,252
                                                                                                               =============
============================================================================================================================
Net Asset     Class A--Based on net assets of $25,654,038 and 2,819,805 shares outstanding ....                $        9.10
Value:                                                                                                         =============
              Class B--Based on net assets of $117,419,640 and 12,970,461 shares outstanding ..                $        9.05
                                                                                                               =============
              Class C--Based on net assets of $13,114,268 and 1,458,774 shares outstanding ....                $        8.99
                                                                                                               =============
              Class D--Based on net assets of $36,647,306 and 4,026,090 shares outstanding ....                $        9.10
                                                                                                               =============
============================================================================================================================

      See Notes to Financial Statements.


                                     8 & 9

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002

STATEMENT OF OPERATIONS

                     For the Six Months Ended May 31, 2002
===================================================================================================================
Investment Income:   Dividends (net of $25,858 foreign withholding tax) .............                   $ 2,856,947
                     Interest .......................................................                     1,448,656
                     Securities lending--net ........................................                        29,802
                                                                                                        -----------
                     Total income ...................................................                     4,335,405
                                                                                                        -----------
===================================================================================================================
Expenses:            Investment advisory fees .......................................   $    620,854
                     Account maintenance and distribution fees--Class B .............        490,611
                     Transfer agent fees--Class B ...................................        122,779
                     Accounting services ............................................         61,955
                     Account maintenance and distribution fees--Class C .............         49,793
                     Account maintenance fees--Class D ..............................         46,713
                     Professional fees ..............................................         40,928
                     Transfer agent fees--Class D ...................................         30,237
                     Printing and shareholder reports ...............................         26,444
                     Directors' fees and expenses ...................................         26,318
                     Transfer agent fees--Class A ...................................         21,283
                     Registration fees ..............................................         17,787
                     Transfer agent fees--Class C ...................................         11,978
                     Custodian fees .................................................          8,900
                     Pricing fees ...................................................          5,205
                     Other ..........................................................         11,144
                                                                                        ------------
                     Total expenses .................................................                     1,592,929
                                                                                                        -----------
                     Investment income--net .........................................                     2,742,476
                                                                                                        -----------
===================================================================================================================
Realized &           Realized loss on:
Unrealized Gain         Investments--net ............................................    (22,466,271)
(Loss) on               Foreign currency transactions--net ..........................         (6,108)   (22,472,379)
Investments &                                                                           ------------
Foreign Currency     Change in unrealized appreciation on:
Transactions--Net:      Investments--net ............................................     12,659,802
                        Foreign currency transactions--net ..........................              4     12,659,806
                                                                                        ------------    -----------
                     Total realized and unrealized loss on investments and foreign
                     currency transactions--net .....................................                    (9,812,573)
                                                                                                        -----------
                     Net Decrease in Net Assets Resulting from Operations ...........                   $(7,070,097)
                                                                                                        ===========
===================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six          For the
                                                                                                   Months Ended       Year Ended
                     Increase (Decrease) in Net Assets:                                            May 31, 2002      Nov. 30, 2001
==================================================================================================================================
Operations:          Investment income--net .................................................     $   2,742,476      $   6,899,386
                     Realized gain (loss) on investments and foreign currency
                     transactions--net ......................................................       (22,472,379)        23,756,485
                     Change in unrealized appreciation/depreciation on investments and
                     foreign currency transactions--net .....................................        12,659,806        (58,858,316)
                                                                                                  -------------      -------------
                     Net decrease in net assets resulting from operations ...................        (7,070,097)       (28,202,445)
                                                                                                  -------------      -------------
==================================================================================================================================
Dividends &          Investment income--net:
Distributions to        Class A .............................................................          (420,058)          (967,165)
Shareholders:           Class B .............................................................        (1,594,587)        (4,696,798)
                        Class C .............................................................          (146,075)          (261,710)
                        Class D .............................................................          (551,066)        (1,039,345)
                     Realized gain on investments--net:
                        Class A .............................................................          (317,829)        (1,836,468)
                        Class B .............................................................        (1,716,573)       (13,797,176)
                        Class C .............................................................          (127,179)          (651,379)
                        Class D .............................................................          (441,431)        (1,060,900)
                                                                                                  -------------      -------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders ........................................................        (5,314,798)       (24,310,941)
                                                                                                  -------------      -------------
==================================================================================================================================
Capital Share        Net decrease in net assets derived from capital share transactions .....       (16,017,301)       (35,024,795)
Transactions:                                                                                     -------------      -------------
==================================================================================================================================
Net Assets:          Total decrease in net assets ...........................................       (28,402,196)       (87,538,181)
                     Beginning of period ....................................................       221,237,448        308,775,629
                                                                                                  -------------      -------------
                     End of period* .........................................................     $ 192,835,252      $ 221,237,448
                                                                                                  =============      =============
==================================================================================================================================
                    *Undistributed investment income--net ...................................     $     362,926      $     707,812
                                                                                                  =============      =============
==================================================================================================================================

      See Notes to Financial Statements.


                                    10 & 11

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                                                                         ---------------------------------------------------------
                    The following per share data and                       For the
                    ratios have been derived from information            Six Months
                    provided in the financial statements.                   Ended              For the Year Ended November 30,
                                                                           May 31,      ------------------------------------------
                    Increase (Decrease) in Net Asset Value:                 2002          2001        2000        1999       1998
==================================================================================================================================
Per Share           Net asset value, beginning of period ..............   $  9.66       $  11.81    $ 19.16     $ 19.49    $ 16.97
Operating                                                                 -------       --------    -------     -------    -------
Performance:        Investment income--net+ ...........................       .15            .34        .44         .34        .41
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ............      (.45)         (1.47)       .68        1.14       3.77
                                                                          -------       --------    -------     -------    -------
                    Total from investment operations ..................      (.30)         (1.13)      1.12        1.48       4.18
                                                                          -------       --------    -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net ..........................      (.15)          (.35)      (.45)       (.34)      (.42)
                      Realized gain on investments--net ...............      (.11)          (.67)     (7.80)      (1.47)     (1.24)
                      In excess of realized gain on investments--net ..        --             --       (.22)         --         --
                                                                          -------       --------    -------     -------    -------
                    Total dividends and distributions .................      (.26)         (1.02)     (8.47)      (1.81)     (1.66)
                                                                          -------       --------    -------     -------    -------
                    Net asset value, end of period ....................   $  9.10       $   9.66    $ 11.81     $ 19.16    $ 19.49
                                                                          =======       ========    =======     =======    =======
==================================================================================================================================
Total Investment    Based on net asset value per share ................    (3.08%)++     (10.54%)     5.07%       8.17%     26.47%
Return:**                                                                 =======       ========    =======     =======    =======
==================================================================================================================================
Ratios to Average   Expenses ..........................................      .95%*          .86%       .83%        .82%       .82%
Net Assets:                                                               =======       ========    =======     =======    =======
                    Investment income--net ............................     3.23%*         3.15%      2.59%       1.82%      2.26%
                                                                          =======       ========    =======     =======    =======
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..........   $25,654       $ 26,700    $32,698     $38,309    $41,977
Data:                                                                     =======       ========    =======     =======    =======
                    Portfolio turnover ................................     9.21%         45.66%     51.79%       7.43%      6.56%
                                                                          =======       ========    =======     =======    =======
==================================================================================================================================

                                                                                                    Class B
                                                                         ----------------------------------------------------------
                    The following per share data and                       For the
                    ratios have been derived from information            Six Months
                    provided in the financial statements.                   Ended              For the Year Ended November 30,
                                                                           May 31,      -------------------------------------------
                    Increase (Decrease) in Net Asset Value:                 2002          2001        2000        1999       1998
===================================================================================================================================
Per Share           Net asset value, beginning of period ..............   $   9.61      $  11.75    $  19.10    $  19.42   $  16.93
Operating                                                                 --------      --------    --------    --------   --------
Performance:        Investment income--net+ ...........................        .11           .26         .31         .20        .27
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ............       (.45)        (1.47)        .67        1.15       3.74
                                                                          --------      --------    --------    --------   --------
                    Total from investment operations ..................       (.34)        (1.21)        .98        1.35       4.01
                                                                          --------      --------    --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net ..........................       (.11)         (.26)       (.31)       (.20)      (.28)
                      Realized gain on investments--net ...............       (.11)         (.67)      (7.80)      (1.47)     (1.24)
                      In excess of realized gain on investments--net ..         --            --        (.22)         --         --
                                                                          --------      --------    --------    --------   --------
                    Total dividends and distributions .................       (.22)         (.93)      (8.33)      (1.67)     (1.52)
                                                                          --------      --------    --------    --------   --------
                    Net asset value, end of period ....................   $   9.05      $   9.61    $  11.75    $  19.10   $  19.42
                                                                          ========      ========    ========    ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share ................     (3.49%)++    (11.25%)      4.25%       7.41%     25.40%
Return:**                                                                 ========      ========    ========    ========   ========
===================================================================================================================================
Ratios to Average   Expenses ..........................................      1.73%*        1.63%       1.59%       1.59%      1.59%
Net Assets:                                                               ========      ========    ========    ========   ========
                    Investment income--net ............................      2.47%*        2.40%       1.83%       1.06%      1.48%
                                                                          ========      ========    ========    ========   ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..........   $117,420      $147,549    $246,279    $299,912   $327,589
Data:                                                                     ========      ========    ========    ========   ========
                    Portfolio turnover ................................      9.21%        45.66%      51.79%       7.43%      6.56%
                                                                          ========      ========    ========    ========   ========
===================================================================================================================================

                                                                                                   Class C
                                                                         ---------------------------------------------------------
                    The following per share data and                       For the
                    ratios have been derived from information            Six Months
                    provided in the financial statements.                   Ended              For the Year Ended November 30,
                                                                           May 31,      ------------------------------------------
                    Increase (Decrease) in Net Asset Value:                 2002          2001        2000        1999       1998
==================================================================================================================================
Per Share           Net asset value, beginning of period ..............   $  9.55       $  11.68    $ 19.04     $19.37     $ 16.89
Operating                                                                 -------       --------    -------     ------     -------
Performance:        Investment income--net+ ...........................       .11            .25        .28        .19         .25
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ............      (.45)         (1.45)       .69       1.14        3.73
                                                                          -------       --------    -------     ------     -------
                    Total from investment operations ..................      (.34)         (1.20)       .97       1.33        3.98
                                                                          -------       --------    -------     ------     -------
                    Less dividends and distributions:
                      Investment income--net ..........................      (.11)          (.26)      (.31)      (.19)       (.26)
                      Realized gain on investments--net ...............      (.11)          (.67)     (7.80)     (1.47)      (1.24)
                      In excess of realized gain on investments--net ..        --             --       (.22)        --          --
                                                                          -------       --------    -------     ------     -------
                    Total dividends and distributions .................      (.22)          (.93)     (8.33)     (1.66)      (1.50)
                                                                          -------       --------    -------     ------     -------
                    Net asset value, end of period ....................   $  8.99       $   9.55    $ 11.68     $19.04     $ 19.37
                                                                          =======       ========    =======     ======     =======
==================================================================================================================================
Total Investment    Based on net asset value per share ................    (3.50%)++     (11.24%)     4.17%      7.34%      25.34%
Return:**                                                                 =======       ========    =======     ======     =======
==================================================================================================================================
Ratios to Average   Expenses ..........................................     1.78%*         1.69%      1.65%      1.65%       1.64%
Net Assets:                                                               =======       ========    =======     ======     =======
                    Investment income--net ............................     2.36%*         2.31%      1.75%      1.02%       1.38%
                                                                          =======       ========    =======     ======     =======
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..........   $13,114       $ 10,194    $11,416     $8,381     $ 7,954
Data:                                                                     =======       ========    =======     ======     =======
                    Portfolio turnover ................................     9.21%         45.66%     51.79%      7.43%       6.56%
                                                                          =======       ========    =======     ======     =======
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                    12 & 13

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                   Class D
                                                                         ---------------------------------------------------------
                    The following per share data and                       For the
                    ratios have been derived from information            Six Months
                    provided in the financial statements.                   Ended              For the Year Ended November 30,
                                                                           May 31,      ------------------------------------------
                    Increase (Decrease) in Net Asset Value:                 2002          2001        2000        1999       1998
==================================================================================================================================
Per Share           Net asset value, beginning of period ..............   $  9.67       $  11.81    $ 19.17     $ 19.49    $ 16.98
Operating                                                                 -------       --------    -------     -------    -------
Performance:        Investment income--net+ ...........................       .14            .32        .39         .30        .36
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ............      (.46)         (1.46)       .68        1.15       3.77
                                                                          -------       --------    -------     -------    -------
                    Total from investment operations ..................      (.32)         (1.14)      1.07        1.45       4.13
                                                                          -------       --------    -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net ..........................      (.14)          (.33)      (.41)       (.30)      (.38)
                      Realized gain on investments--net ...............      (.11)          (.67)     (7.80)      (1.47)     (1.24)
                      In excess of realized gain on investments--net ..        --             --       (.22)         --         --
                                                                          -------       --------    -------     -------    -------
                    Total dividends and distributions .................      (.25)         (1.00)     (8.43)      (1.77)     (1.62)
                                                                          -------       --------    -------     -------    -------
                    Net asset value, end of period ....................   $  9.10       $   9.67    $ 11.81     $ 19.17    $ 19.49
                                                                          =======       ========    =======     =======    =======
==================================================================================================================================
Total Investment    Based on net asset value per share ................    (3.30%)++     (10.67%)     4.72%       7.96%     26.09%
Return:**                                                                 =======       ========    =======     =======    =======
==================================================================================================================================
Ratios to Average   Expenses ..........................................     1.20%*         1.11%      1.08%       1.07%      1.07%
Net Assets:                                                               =======       ========    =======     =======    =======
                    Investment income--net ............................     2.97%*         2.86%      2.34%       1.60%      1.97%
                                                                          =======       ========    =======     =======    =======
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..........   $36,647       $ 36,794    $18,383     $14,747    $11,541
Data:                                                                     =======       ========    =======     =======    =======
                    Portfolio turnover ................................     9.21%         45.66%     51.79%       7.43%      6.56%
                                                                          =======       ========    =======     =======    =======
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Utilities and Telecommunications Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added


                                    14 & 15

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002 to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend dates. As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $375,576 reduction in cost of securities (which, in turn, results in a corresponding $375,576 increase in net unrealized appreciation and a corresponding $375,576 decrease in undistributed net investment income), based on securities held by the Fund as of November 30, 2001.

The effect of this change for the six months ended May 31, 2002 was to decrease net investment income by $3,056, increase net unrealized appreciation by $250,422 and increase net realized capital gains by $128,209. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash as collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of ..60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                   Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class B ....................................            .25%            .50%
Class C ....................................            .25%            .55%
Class D ....................................            .25%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                             FAMD         MLPF&S
--------------------------------------------------------------------------------
Class A .......................................             $   53       $   509
Class D .......................................             $2,080       $27,576
--------------------------------------------------------------------------------

For the six months ended May 31, 2002, MLPF&S received contingent deferred sales charges of $35,330 and $1,524,


                                    16 & 17

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

relating to transactions in Class B Shares and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of May 31, 2002, the Fund lent securities with a value of $7,505,936 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by MLIM or its affiliates. As of May 31, 2002, cash collateral of $7,832,545 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $18,233,555 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended May 31, 2002, QA Advisors received $394 in securities lending agent fees.

For the six months ended May 31, 2002, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, earned $506 for providing security price quotations to complete the Fund's net asset value.

In addition, MLPF&S received $8,909 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended May 31, 2002, the Fund reimbursed MLIM $7,060 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2002 were $18,091,630 and $27,530,036, respectively.

Net realized losses for the six months ended May 31, 2002 and net unrealized gains as of May 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                  Realized            Unrealized
                                                   Losses               Gains
--------------------------------------------------------------------------------
Long-term investments ..................        $(22,594,480)        $15,419,887
Foreign currency transactions ..........              (6,108)                150
                                                ------------         -----------
Total ..................................        $(22,600,588)        $15,420,037
                                                ============         ===========
--------------------------------------------------------------------------------

As of May 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $15,169,464, of which $30,270,517 related to appreciated securities and $15,101,053 related to depreciated securities. The aggregate cost of investments at May 31, 2002 for Federal income tax purposes was $177,666,557.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $16,017,301 and $35,024,795 for the six months ended May 31, 2002 and for the year ended November 30, 2001, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended May 31, 2002                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           456,525         $  4,262,235
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            69,436              640,587
                                                  --------         ------------
Total issued ...........................           525,961            4,902,822
Shares redeemed ........................          (469,415)          (4,385,260)
                                                  --------         ------------
Net increase ...........................            56,546         $    517,562
                                                  ========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended November 30, 2001                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           555,088         $  6,047,403
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           214,914            2,405,323
                                                  --------         ------------
Total issued ...........................           770,002            8,452,726
Shares redeemed ........................          (775,895)          (8,510,048)
                                                  --------         ------------
Net decrease ...........................            (5,893)        $    (57,322)
                                                  ========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended May 31, 2002                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           355,964         $  3,321,105
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           288,677            2,649,111
                                                ----------         ------------
Total issued ...........................           644,641            5,970,216
Automatic conversion of shares .........          (688,633)          (6,411,792)
Shares redeemed ........................        (2,333,272)         (21,754,701)
                                                ----------         ------------
Net decrease ...........................        (2,377,264)        $(22,196,277)
                                                ==========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended November 30, 2001                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           889,719         $  9,827,644
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................         1,336,297           14,964,714
                                                ----------         ------------
Total issued ...........................         2,226,016           24,792,358
Automatic conversion of shares .........        (2,785,637)         (30,695,789)
Shares redeemed ........................        (5,058,340)         (55,292,969)
                                                ----------         ------------
Net decrease ...........................        (5,617,961)        $(61,196,400)
                                                ==========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended May 31, 2002                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           536,790         $  4,983,135
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            24,169              220,859
                                                  --------         ------------
Total issued ...........................           560,959            5,203,994
Shares redeemed ........................          (169,313)          (1,558,955)
                                                  --------         ------------
Net increase ...........................           391,646         $  3,645,039
                                                  ========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended November 30, 2001                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           453,076         $  4,949,174
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            66,723              740,895
                                                  --------         ------------
Total issued ...........................           519,799            5,690,069
Shares redeemed ........................          (429,850)          (4,642,975)
                                                  --------         ------------
Net increase ...........................            89,949         $  1,047,094
                                                  ========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended May 31, 2002                                 Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           174,616         $  1,634,926
Automatic conversion of shares .........           685,058            6,411,792
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            87,672              809,654
                                                  --------         ------------
Total issued ...........................           947,346            8,856,372
Shares redeemed ........................          (727,190)          (6,839,997)
                                                  --------         ------------
Net increase ...........................           220,156         $  2,016,375
                                                  ========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended November 30, 2001                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           199,475         $  2,222,666
Automatic conversion of shares .........         2,769,747           30,695,789
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................           159,292            1,770,528
                                                 ---------         ------------
Total issued ...........................         3,128,514           34,688,983
Shares redeemed ........................          (878,741)          (9,507,150)
                                                 ---------         ------------
Net increase ...........................         2,249,773         $ 25,181,833
                                                 =========         ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the facility during the six months ended May 31, 2002.


                                    18 & 19

[LOGO] Merrill Lynch  Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Utilities and
Telecommunications Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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